Insurance (Liabilities for Guarantees) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 8,429	$ 7,500	$ 7,233
Incurred guaranteed benefits	1,206	1,005	385
Paid guaranteed benefits	(77)	(76)	(118)
Balance at December 31,	9,558	8,429	7,500
Ceded
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,309	1,163	991
Incurred guaranteed benefits	240	158	184
Paid guaranteed benefits	(36)	(12)	(12)
Balance at December 31,	1,513	1,309	1,163
Net
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	7,120	6,337	6,242
Incurred guaranteed benefits	966	847	201
Paid guaranteed benefits	(41)	(64)	(106)
Balance at December 31,	8,045	7,120	6,337
Variable Annuity Guarantees | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	936	685	567
Incurred guaranteed benefits	319	310	200
Paid guaranteed benefits	(48)	(59)	(82)
Balance at December 31,	1,207	936	685
Variable Annuity Guarantees | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	2,113	1,851	1,635
Incurred guaranteed benefits	417	262	229
Paid guaranteed benefits	(1)	0	(13)
Balance at December 31,	2,529	2,113	1,851
Variable Annuity Guarantees | Ceded | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	38	41	56
Incurred guaranteed benefits	32	9	(5)
Paid guaranteed benefits	(36)	(12)	(10)
Balance at December 31,	34	38	41
Variable Annuity Guarantees | Ceded | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	7	7	9
Incurred guaranteed benefits	0	0	0
Paid guaranteed benefits	0	0	(2)
Balance at December 31,	7	7	7
Variable Annuity Guarantees | Net | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	898	644	511
Incurred guaranteed benefits	287	301	205
Paid guaranteed benefits	(12)	(47)	(72)
Balance at December 31,	1,173	898	644
Variable Annuity Guarantees | Net | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	2,106	1,844	1,626
Incurred guaranteed benefits	417	262	229
Paid guaranteed benefits	(1)	0	(11)
Balance at December 31,	2,522	2,106	1,844
Universal and Variable Life Contracts | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	5,092	4,698	4,785
Incurred guaranteed benefits	452	411	(64)
Paid guaranteed benefits	(28)	(17)	(23)
Balance at December 31,	5,516	5,092	4,698
Universal and Variable Life Contracts | Secondary Guarantees | Foreign Currency Translation
Movement In Guaranteed Benefit Liability Gross Rollforward
Incurred guaranteed benefits	(80)	(343)	(597)
Universal and Variable Life Contracts | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	288	266	246
Incurred guaranteed benefits	18	22	20
Paid guaranteed benefits	0	0	0
Balance at December 31,	306	288	266
Universal and Variable Life Contracts | Ceded | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,062	928	753
Incurred guaranteed benefits	195	134	175
Paid guaranteed benefits	0	0	0
Balance at December 31,	1,257	1,062	928
Universal and Variable Life Contracts | Ceded | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	202	187	173
Incurred guaranteed benefits	13	15	14
Paid guaranteed benefits	0	0	0
Balance at December 31,	215	202	187
Universal and Variable Life Contracts | Net | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	4,030	3,770	4,032
Incurred guaranteed benefits	257	277	(239)
Paid guaranteed benefits	(28)	(17)	(23)
Balance at December 31,	4,259	4,030	3,770
Universal and Variable Life Contracts | Net | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	86	79	73
Incurred guaranteed benefits	5	7	6
Paid guaranteed benefits	0	0	0
Balance at December 31,	$ 91	$ 86	$ 79